Investments - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in financial assets and real estate [line items]
Financial assets	€ 76,020	€ 73,865
Fair value through other comprehensive income [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets	€ 6,106	€ 8,727